Credit card receivables (Details 5)	12 Months Ended
Dec. 31, 2022
Grade One [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	<1%
Grade One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Grade One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Grade Two [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	1.0% to 5.0%
Grade Two [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Grade Two [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Grade Three [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	5.0% to 20.0%
Grade Three [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Satisfactory
Grade Three [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Satisfactory
Grade Four [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	20.0% to 35.0%
Grade Four [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Grade Four [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Grade Five [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	>35%
Grade Five [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Grade Five [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Grade Five [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Probability of default	100.00%